Loans Payable (Details 1) - USD ($)	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Year Ending December 31,
2020	$ 13,386	$ 25,934
2021	28,195	28,136
2022	30,133	30,492
2023	18,726	19,238
Total minimum principal payments	$ 90,440	$ 103,800	$ 208,834